Trading account gains and losses	12 Months Ended
Mar. 31, 2012
Trading account gains and losses

28. Trading account gains and losses

The MHFG Group performs trading activities through market-making, sales, and arbitrage. Net trading gains (losses) for the fiscal years ended March 31, 2010, 2011 and 2012 are comprised of the following:

	2010	2011	2012
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	226,278	55,339	227,056
Derivative contracts	195,315	150,677	106,259
Total	421,593	206,016	333,315
Foreign exchange gains (losses)—net (Note)	(1,311)	55,998	98,054

Net trading gains (losses)	420,282	262,014	431,369

Note:	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.